Income Taxes	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income Taxes
23.
INCOME TAXES

Income tax recognized in profit or loss is comprised of the following:

	Years ended December 31,
	2024	2023
	$	$
Deferred income tax (recovery)/expense	(10,659)	10,659
Total income tax (recovery)/expense	(10,659)	10,659

A reconciliation of income taxes at Canadian statutory rates with reported taxes is as follows:

	Years ended December 31,
	2024	2023	2022
	$	$	$

(Loss)/income from continuing operations before taxes	(25,899)	28,240	(32,527)
Income/(loss) from discontinuing operations before taxes	-	1,270,788	(61,041)
Total (loss)/income before taxes	(25,899)	1,299,028	(93,568)

Statutory tax rate	27%	27%	27%

Expected income tax (recovery)/expense at statutory tax rate	(6,993)	350,737	(25,263)

Items not taxable for income tax purposes	(4,311)	(348,159)	9,846
Effect of lower tax rate in foreign jurisdiction	-	(162)	3,048
Foreign exchange related to the weakening of the Argentine Pesos	-	5,670	-
Change in unrecognized deferred tax assets and other	645	2,573	12,369
Tax (recovery)/expense	(10,659)	10,659	0

23.
INCOME TAXES (continued)

The significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31, 2024	December 31, 2023
	$	$
Deferred tax assets:
Tax loss carryforwards	8,351	16,498
Loans to Exar Capital	217	217
Exploration and evaluation assets	21	-
Capital assets	5,234	95
Investment in Cauchari-Olaroz project	71	-
Other	-	268
Deferred tax assets	13,894	17,078

Deferred tax liabilities:
Investment in Cauchari-Olaroz project	-	(1,313)
Investment in Arena Minerals	-	(10,659)
Financing costs	(2,295)	(2,295)
Convertible debt	(11,290)	(13,470)
Other	(309)	-
Deferred tax liabilities	(13,894)	(27,737)

Deferred income tax liability	0	(10,659)

Deductible temporary differences for which no deferred tax assets are recognized as follows:

	December 31, 2024	December 31, 2023
	$	$
Tax loss carryforwards	45,848	48,771
Other	32,564	25,965
	78,412	74,736

The Company had deductible temporary differences for which deferred tax assets have not been recognized because it is not probable that future profits will be available against which the Company can utilize the benefits. The Company completed the Continuation from Canada to Switzerland on January 23, 2025, as such, the Canadian tax losses and other Canadian tax attributes are not available for carry forward to future years after the Continuation. The deductible temporary differences for which no deferred tax assets have been recognized in Canada are $62,372 (2023 – $101,545) and in Argentina are $14,405 (2023 – $8,330).

The Company recognized a deferred tax recovery of $10,659 during the year ended December 31, 2024, due to inflation adjustments on the tax basis of Pastos Grandes assets in Argentina partially offset by the weakening of the Argentine Peso against the US dollar on the tax basis of Pastos Grandes assets.